Income Taxes	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Taxes

10. Income Taxes

The Company accounts for income taxes under ASC 740-10, which provides for an asset and liability approach of accounting for income taxes. Under this approach, deferred tax assets and liabilities are recognized based on anticipated future tax consequences, using currently enacted tax laws, attributed to temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts are calculated for income tax purposes. The provision (benefit) for income taxes for the years ended December 31, 2024, and 2023, assumes a statutory 21%, effective tax rate for federal income taxes.

	2024	2023
Federal tax statutory rate	21%	21%
Temporary differences	0%	0%
Permanent differences	-2%	-7%
Valuation Allowance	-19%	-14%
	0%	0%

The Company had deferred income tax assets as of December 31, 2024, and 2023, as follows:

	2024	2023
Deferred Tax Assets
Net operating loss carryforwards	$4,384,000	$3,655,000
Temporary differences	9,000	9,000
Permanent differences	(733,000)	(653,000)
Valuation allowance	(3,660,000)	(3,011,000)
Net deferred tax assets	$-	$-

The Company provides for a valuation allowance when it is more likely than not that it will not realize a portion of the deferred tax assets. The Company has established a valuation allowance against the net deferred tax asset due to the uncertainty that enough taxable income will be generated in those taxing jurisdictions to utilize the assets. Therefore, the Company has not reflected any benefit of such deferred tax assets in the accompanying financial statements. The Company’s net deferred tax asset and valuation allowance increased by $649,000 and $660,000 in the fiscal years ending December 31, 2024, and 2023, respectively.

At December 31, 2024, the Company had approximately $17,429,000 in federal net operating loss carryforwards, substantially all of which are allowed to be carried forward indefinitely and are to be limited to 80% of the taxable income. Pursuant to Internal Revenue Code Section 382, the future utilization of the Company’s net operating loss carryforwards to offset future taxable income may be subject to an annual limitation as a result of ownership changes that may have occurred previously or that could occur in the future.

As of December 31, 2024, the Company had no uncertain tax positions, or interest and penalties, that qualify for either recognition or disclosure in the financial statements. The company is subject to U.S. federal, state, and local income tax examinations by tax authorities. The tax return for the fiscal year ended December 31, 2024, has not yet been filed.